                       VAN KAMPEN GROWTH AND INCOME FUND

                      SUPPLEMENT DATED JUNE 6, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED MARCH 31, 2005,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

     The Prospectus is hereby supplemented as follows:

     (1) In the section entitled "RISK/RETURN SUMMARY--COMPARATIVE PERFORMANCE," the "PAST 1 YEAR" column in the chart entitled "AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004" is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIODS ENDED DECEMBER 31, 2004                   PAST 1 YEAR
-----------------------------------------------------------------
Van Kampen Growth and Income Fund--Class A Shares
       Return Before Taxes                               7.39%
       Return After Taxes on Distributions               6.84%
       Return After Taxes on Distributions and
          Sale of Fund Shares                            4.89%
Standard & Poor's 500 Index*                            10.88%
Russell 1000 Index**                                    11.40%
..................................................................
Van Kampen Growth and Income Fund--Class B Shares
       Return Before Taxes                               8.02%
Standard & Poor's 500 Index*                            10.88%
Russell 1000 Index**                                    11.40%
..................................................................
Van Kampen Growth and Income Fund--Class C Shares
       Return Before Taxes                              12.06%
Standard & Poor's 500 Index*                            10.88%
Russell 1000 Index**                                    11.40%
..................................................................

     The corresponding footnotes to the chart remain unchanged.

     (2) The last section of the Prospectus entitled "PURCHASE OF SHARES--CLASS A SHARES PURCHASE PROGRAMS--NET ASSET VALUE PURCHASE OPTIONS," option number 6 is hereby deleted in its entirety and replaced with the following:

          (6) Retirement plans funded by the rollover of assets of Participating Funds from an employer-sponsored retirement plan and established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SIMPLE IRA, Solo 401(k) or Keogh plan) if:

          (i) the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover funding such rollover originated, or an affiliate thereof; and

          (ii) the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover funding such rollover originated, or an affiliate thereof.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      GISPT 6/05

                       VAN KAMPEN GROWTH AND INCOME FUND

                      SUPPLEMENT DATED JUNE 6, 2005 TO THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                             DATED MARCH 31, 2005,
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005

     The Prospectus is hereby supplemented as follows:

     In the section entitled "RISK/RETURN SUMMARY--COMPARATIVE PERFORMANCE," the chart entitled "AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004" is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIODS ENDED DECEMBER 31, 2004       PAST 1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------
Van Kampen Growth and Income
  Fund--Class R Shares***
       Return Before Taxes              13.59%           20.31%(1)
       Return After Taxes on
          Distributions                 13.32%           20.08%(1)
       Return After Taxes on
          Distributions and Sale of
          Fund Shares                    9.14%           17.48%(1)
Standard & Poor's 500 Index*            10.88%           21.41%(2)
Russell 1000 Index**                    11.40%           22.03%(2)

     The corresponding footnotes to the chart remain unchanged.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    GISPT I 6/05